Investment in Associate - Additional Information (Detail) - 12 months ended Dec. 31, 2018 - VISEN Pharmaceuticals [member] $ in Millions	EUR (€) shares	USD ($) shares
Disclosure of associates and joint ventures [line items]
Ownership	50.00%	50.00%
Consideration received | $		$ 40
Contingent liabilities or capital commitments	€ 0
Number of licenses granted	3	3
Consideration received, shares | shares	40,000,000	40,000,000
License income	€ 10,500,000
Contract liabilities	6,900,000
Trade balances	0
Loans obtained or granted	€ 0